Mortgage Servicing Rights, Net (Tables)	6 Months Ended
Jun. 30, 2015
Mortgage Servicing [Abstract]
Schedule Of Servicing Assets At Fair Value Text Block
	Quarter ended June 30,		Six Months Ended June 30,
(Dollars in thousands)	2015	2014	2015	2014
MSRs, net:
Beginning balance	$2,355	$2,368	$2,388	$2,350
Additions, net	154	105	265	203
Amortization expense	(199)	(84)	(333)	(164)
Decrease (increase) in valuation allowance	49	(43)	39	(43)
Ending balance	$2,359	$2,346	$2,359	$2,346

Valuation allowance included in MSRs, net:
Beginning of period	$63	$—	$53	$—
End of period	14	43	14	43

Fair value of amortized MSRs:
Beginning of period	$3,066	$3,386	$3,238	$3,452
End of period	3,014	3,228	3,014	3,228